THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                                 TICKER: CAIOX

                        SUPPLEMENT DATED JANUARY 3, 2013
                                     TO THE
              PROSPECTUS DATED AUGUST 30, 2012 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On December 28, 2012, a special meeting (the "Meeting") of shareholders of the Cornerstone Advisors Income Opportunities Fund (the "Fund") was held to vote on a proposal (the "Proposal") to approve a new investment sub-advisory agreement (the "New Agreement") between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and OFI SteelPath, Inc. ("OFI SteelPath"), with respect to the Fund. Shareholders of the Fund approved the Proposal at the Meeting. The New Agreement became effective on December 28, 2012, and accordingly OFI SteelPath will now be serving as sub-adviser to the Fund pursuant to the New Agreement. Accordingly, the following changes are hereby made to the Prospectus:

     1. The following replaces the disclosure under the heading "Investment Sub-Advisers and Portfolio Managers" on page 22 of the Prospectus:

OFI STEELPATH, INC.

Gabriel Hammond, Senior Vice President of OFI SteelPath, Inc. ("OFI SteelPath") has managed the portion of the Fund's assets allocated to OFI SteelPath since the Fund's inception in 2012. Mr. Hammond founded SteelPath Capital Management, LLC, the predecessor of OFI SteelPath, in 2004.

Stuart Cartner, Vice President of OFI SteelPath, has managed the portion of the Fund's assets allocated to OFI SteelPath since the Fund's inception in 2012. Mr. Cartner joined SteelPath Capital Management, LLC, the predecessor of OFI SteelPath, in April of 2007.

Brian Watson, Vice President of OFI SteelPath, has managed the portion of the Fund's assets allocated to OFI SteelPath since the Fund's inception in 2012. Mr. Watson joined SteelPath Capital Management, LLC, the predecessor of OFI SteelPath, in July of 2009. Prior to that, he was a portfolio manager and led the MLP research effort at Swank Capital LLC, in Dallas, Texas.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 44 OF THE PROSPECTUS.

     2. The following replaces the disclosure under the heading "Income Opportunities Fund" on page 55 of the Prospectus:

OFI SteelPath, Inc. ("OFI SteelPath"), a Delaware corporation established in 2012, is located at 2100 McKinney Avenue, Suite 1401, Dallas, Texas 75201. As of December 3, 2012, OFI SteelPath had approximately $3.20 billion in assets under management.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                                 TICKER: CAIOX

                        SUPPLEMENT DATED JANUARY 3, 2013
                                     TO THE
     STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2012 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On December 28, 2012, a special meeting (the "Meeting") of shareholders of the Cornerstone Advisors Income Opportunities Fund (the "Fund") was held to vote on a proposal (the "Proposal") to approve a new investment sub-advisory agreement (the "New Agreement") between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and OFI SteelPath, Inc. ("OFI SteelPath"), with respect to the Fund. Shareholders of the Fund approved the Proposal at the Meeting. The New Agreement became effective on December 28, 2012, and accordingly OFI SteelPath will now be serving as sub-adviser to the Fund pursuant to the New Agreement. Accordingly, the following changes are hereby made to the SAI:

     1. All references to "SteelPath Capital Management, LLC," the previous sub-adviser of the Fund, are hereby deleted and replaced with "OFI SteelPath, Inc."

     2. All references to "SteelPath" are hereby deleted and replaced with "OFI SteelPath."

     3. The following paragraph is inserted as the first paragraph under the heading "OFI SteelPath, Inc." on page S-54 of the SAI:

OFI SteelPath, Inc. ("OFI SteelPath"), 2100 McKinney Avenue, Suite 1401, Dallas, TX 75201, serves as investment sub-adviser to the Cornerstone Advisors Income Opportunity Fund. OFI SteelPath is a successor to SteelPath Fund Advisors, LLC and SteelPath Capital Management, LLC, which were established in 2004. OFI SteelPath is a wholly-owned subsidiary of Oppenheimer Funds, Inc., and also advises individuals, financial institutions, private equity funds and other pooled investment vehicles.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.